Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,111,614.36
Previously Paid Amount	0
Total Fee Amount	291.61
Total Offset Amount	0
Net Fee	$ 291.61